ACQUISITIONS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income-producing properties
Disclosure of detailed information about business combination [line items]
Investment properties transaction costs recognised as on acquisition date	$ 0.2	$ 11.6